2. Basis of Preparation (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Basis Of Preparation Details Narrative Abstract
Profit/(loss) for the year	$ (202,114)	$ (4,550,604)	$ (2,328,545)
Net cash generated / (used in) operating activities	(189,859)	(978,724)	(2,077,633)
Working capital	(4,926)	192,768
Cash and cash equivalents	195,601	387,840	$ 1,400,538	$ 3,150,776
Net assets	$ (4,926)	$ 194,516